FAIR VALUE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at the beginning of the period	$ 330,564	$ 245,834
Purchase	186,628	36,044
Disposal	(3,890)	(16,515)
Transfer out due to reclassification	(129,287)
Changes in fair value	12,047	57,808
Impairment loss	(34,883)	(1,804)
Foreign exchange difference	(7,510)	9,197
Balance at the end of the period	$ 353,669	$ 330,564